CONSOLIDATED STATEMENT OF CASH FLOW - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Loss for the year	$ (17,837)	$ (60,646)	$ (284,566)
Adjustments for:
Income tax expense (benefit)	43,145	11,804	(17,054)
Depreciation	74,885	75,774	105,557
Loss on disposal of property, plant and equipment	190	14	2,000
Impairment loss (reversed) recognised for non-financial assets	0	(5,664)	149,574
Write-off of unsuccessful exploration efforts	5,834	31,366	30,084
Accrual of borrowing’s interests	28,879	27,940	28,460
Borrowings cancellation costs	17,575	0	0
Amortisation of other long-term liabilities	(657)	(2,924)	(703)
Unwinding of long-term liabilities	2,779	2,693	2,575
Accrual of share-based payment	4,075	3,367	8,223
Foreign exchange loss (gain)	2,193	(13,872)	33,474
Unrealized loss on commodity risk management contracts	13,300	3,068	0
Income tax paid	(6,925)	(1,956)	(7,625)
Changes in working capital	(25,278)	11,920	(24,104)
Cash flows from operating activities - net	142,158	82,884	25,895
Cash flows from investing activities
Purchase of property, plant and equipment	(105,604)	(39,306)	(48,842)
Cash flows used in investing activities - net	(105,604)	(39,306)	(48,842)
Cash flows from financing activities
Proceeds from borrowings	425,000	186	7,036
Debt issuance costs paid	(6,683)	0	0
Proceeds from cash calls from related parties	1,155	5,210	2,400
Repurchase of shares	0	(1,991)	(1,615)
Principal paid	(355,022)	(22,645)	(89)
Interest paid	(27,688)	(25,490)	(25,754)
Borrowings cancellation costs paid	(12,315)	0	0
Dividends distribution to non-controlling interest	(479)	(6,406)	0
Cash flows from (used in) financing activities - net	23,968	(51,136)	(18,022)
Net increase (decrease) in cash and cash equivalents	60,522	(7,558)	(40,969)
Cash and cash equivalents at 1 January	73,563	82,730	127,672
Currency translation differences	670	(1,609)	(3,973)
Cash and cash equivalents at the end of the year	134,755	73,563	82,730
Cash in bank and bank deposits	134,734	73,551	82,720
Cash in hand	21	12	10
Cash and cash equivalents	$ 134,755	$ 73,563	$ 82,730